Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Institutional Administration Investment Investor Premier | State Street Institutional Treasury Plus Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Plus Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Treasury Plus Money Market Portfolio (the “Treasury Plus Portfolio” or sometimes referred to in this context as the “Portfolio”).
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the Fund’s contractual fee waiver and/or expense reimbursement only in the periods for which the contractual fee waiver and/or expense reimbursement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.

The Treasury Plus Portfolio attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations.

		The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:
  Counterparty Risk.    The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into repurchase agreements and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate the transaction, and it may be delayed or prevented from realizing on any collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
  Debt Securities Risk.    The values of debt securities may decrease as a result of many factors, including, by way of example, general market fluctuations, increases in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, and illiquidity in debt securities markets. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities. A rising interest rate environment would likely cause the value of a Fund's fixed income securities to decrease, and fixed income markets to experience increased volatility in addition to heightened levels of liquidity risk. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations.
  Large Shareholder Risk.    To the extent a large proportion of the shares of the Portfolio are held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Portfolio to conduct its investment program.
  Liquidity Risk.    Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.
  Low Short-Term Interest Rate Risk.    At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund's yield is very low. It is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Fund will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Market Risk.    The Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.
  Master/Feeder Structure Risk.    The Fund pursues its objective by investing substantially all of its assets in another pooled investment vehicle (a "master fund"). The ability of the Fund to meet its investment objective is directly related to the ability of the master fund to meet its investment objective. The Adviser or an affiliate may serve as investment adviser to the master fund, leading to potential conflicts of interest. The Fund will bear its pro rata portion of the expenses incurred by the master fund. Substantial redemptions by other investors in a master fund may affect the master fund's investment program adversely and limit the ability of the master fund to achieve its objective.
  Money Market Risk.    An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although a money market fund generally seeks to preserve the value of its shares at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in a money market fund. A major or unexpected increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause a money market fund's share price to fall below $1.00. Recent changes in the regulation of money market funds may affect the operations and structures of such funds.
  Money Market Fund Regulatory Risk.    In July 2014, the U.S. Securities and Exchange Commission ("SEC") adopted regulatory changes that will affect the structure and operation of money market funds. The revised regulations impose new liquidity requirements on money market funds, permit (and in some cases require) money market funds to impose "liquidity fees" on redemptions, and permit money market funds to impose "gates" restricting redemptions from the funds. Institutional money market funds will be required to have a floating NAV. (U.S. government money market funds are exempt from a number of the new regulations.) There are a number of other changes under the revised regulations that relate to diversification, disclosure, reporting and stress testing requirements. These changes and other proposed amendments to the regulations governing money market funds could significantly affect the money market fund industry generally and the operation or performance of the Fund specifically and may have significant adverse effects on a money market fund's investment return and on the liquidity of investments in money market funds.
  Rapid Changes in Interest Rates.    Rapid changes in interest rates may cause significant requests to redeem Fund shares, and possibly cause the Fund to sell portfolio securities at a loss to satisfy those requests.
  Repurchase Agreement Risk.    Repurchase agreements may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. If the Fund's counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.
  Risk Associated with Maintaining a Stable Share Price.    If the market value of one or more of the Fund's investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Fund experiences significant redemption requests.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Treasury Plus Fund by illustrating the variability of the Fund’s returns for Premier Class shares (formerly, the Institutional Class shares) during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash. Performance history will be available for the Institutional Class, Investor Class and Administration Class shares of the Fund after they have been in operation for one calendar year. Returns of these share classes could have been similar to the returns shown for Premier Class shares because the shares are invested in the same portfolio of securities. Returns would differ only to the extent that the new share classes do not have the same expenses as Premier Class shares. Institutional Class, Investor Class and the Administration Class shares are generally expected to incur higher expenses than Premier Class shares.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Treasury Plus Fund by illustrating the variability of the Fund’s returns for Premier Class shares (formerly, the Institutional Class shares) during the years since inception.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Institutional Class, Investor Class and Administration Class shares of the Fund after they have been in operation for one calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 521-4083
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ssga.com/cash
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	State Street Institutional Treasury Plus Money Market Fund Total Return for the Calendar Years Ended December 31 Premier Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.62% (quarter ended 03/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/14).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2014
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	To obtain the Fund’s current yield, please call (877) 521-4083.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(877) 521-4083
Institutional Administration Investment Investor Premier | State Street Institutional Treasury Plus Money Market Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.16%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.15%	[1],[3],[4]
1 Year	rr_ExpenseExampleYear01	15
3 Years	rr_ExpenseExampleYear03	51
5 Years	rr_ExpenseExampleYear05	90
10 Years	rr_ExpenseExampleYear10	205
Institutional Administration Investment Investor Premier | State Street Institutional Treasury Plus Money Market Fund | Administration
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.38%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.37%	[1],[3],[4]
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	121
5 Years	rr_ExpenseExampleYear05	213
10 Years	rr_ExpenseExampleYear10	480
Institutional Administration Investment Investor Premier | State Street Institutional Treasury Plus Money Market Fund | Investment
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.47%	[1],[3],[4]
1 Year	rr_ExpenseExampleYear01	48
3 Years	rr_ExpenseExampleYear03	153
5 Years	rr_ExpenseExampleYear05	268
10 Years	rr_ExpenseExampleYear10	603
1-Year	rr_AverageAnnualReturnYear01	none
5-Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	0.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 24, 2007
Institutional Administration Investment Investor Premier | State Street Institutional Treasury Plus Money Market Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.21%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%	[1],[3],[4]
1 Year	rr_ExpenseExampleYear01	20
3 Years	rr_ExpenseExampleYear03	67
5 Years	rr_ExpenseExampleYear05	118
10 Years	rr_ExpenseExampleYear10	268
Institutional Administration Investment Investor Premier | State Street Institutional Treasury Plus Money Market Fund | Premier
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.13%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%	[1],[3],[4]
1 Year	rr_ExpenseExampleYear01	12
3 Years	rr_ExpenseExampleYear03	41
5 Years	rr_ExpenseExampleYear05	72
10 Years	rr_ExpenseExampleYear10	165
2008	rr_AnnualReturn2008	1.55%
2009	rr_AnnualReturn2009	0.06%
2010	rr_AnnualReturn2010	0.04%
2011	rr_AnnualReturn2011	0.01%
2012	rr_AnnualReturn2012	0.02%
2013	rr_AnnualReturn2013	0.00%
2014	rr_AnnualReturn2014	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1-Year	rr_AverageAnnualReturnYear01	none
5-Years	rr_AverageAnnualReturnYear05	0.01%
Since Inception	rr_AverageAnnualReturnSinceInception	0.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 24, 2007

[1]	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund.
[2]	The Fund's investment adviser, SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"), is contractually obligated until April 30, 2016 to waive its management fee and/or to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and any class specific expenses such as Distribution, Shareholder Servicing, Administration, and Sub-Transfer Agency Fees, as measured on an annualized basis) exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with approval of the Fund's Board of Trustees.
[3]	After Fee Waiver and/or Expense Reimbursement
[4]	The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid negative yield (the "Voluntary Reduction"), or a yield below a specified level, which may vary from time to time in the Adviser's sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after October 1, 2012. As of December 31, 2014, for the Institutional Class, Administration Class and Investor Class, the Adviser had not waived fees and/or reimbursed expenses under the Voluntary Reduction. As of December 31, 2014, the Investment Class and the Premier Class, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $894,426 and $3,326,172, respectively since October 1, 2012, of which $102,887 and $2,704,554, respectively for the Investment Class and Premier Class is potentially recoverable under the Voluntary Reduction. Any future reimbursement of previously waived fees by the Fund to the Adviser may cause the total fund annual operating expenses of the Fund to exceed the expense limitation under the contractual expense limitation agreement. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund's expenses and reduce the Fund's yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.